FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques on Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	$ 59,486	$ 40,783
Recurring fair value measurement | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	4,585	4,968
Financial liabilities	445	348
Recurring fair value measurement | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	692	297	$ 341
Financial liabilities	589	498	$ 11
Recurring fair value measurement | Derivative assets/liabilities | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	445	348
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	445	348
Recurring fair value measurement | Derivative assets/liabilities | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	17	19
Recurring fair value measurement | Other financial liabilities, contingent consideration | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	544	411
Recurring fair value measurement | Corporate and government bonds | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	3,266	3,956
Recurring fair value measurement | Corporate and government bonds | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	3,266	3,956
Recurring fair value measurement | Corporate and government bonds | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Derivative assets/liabilities | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	628	300
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	628	300
Recurring fair value measurement | Derivative assets/liabilities | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Other financial assets | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	691	712
Recurring fair value measurement | Other financial assets | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	691	712
Recurring fair value measurement | Other financial assets | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	692	297
Recurring fair value measurement | Other financial assets - secured debentures | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	84	144
Recurring fair value measurement | Other financial assets - equity instruments designated as measured at FVOCI | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	193	143
Recurring fair value measurement | Other financial assets - debt instruments measured at FVTPL | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	$ 415	$ 10